Risk and sensitivity analysis - Asia, foreign exchange sensitivity (Details) - Asia insurance operations - Foreign exchange risk - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ (134)	£ (155)
Change in profit for the year, increase in assumption	(113)	(135)
Change in shareholders' equity, excluding goodwill, increase in assumption	£ (543)	£ (492)
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ 164	£ 189
Change in profit for the year, decrease in assumption	138	165
Change in shareholders' equity, excluding goodwill, decrease in assumption	£ 664	£ 601